Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended			0 Months Ended
	Jun. 09, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 05, 2013 Common Class A [Member] IPO [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 47,454	$ 50,896	$ 98,350	$ 7,412	$ 3,742
Less: net income attributable to non-controlling interests			95,749	7,412	3,742
Net income attributable to RCS Capital Corporation			$ 2,601
Basic and diluted number of shares attributable to Class A stockholders			2,500,000
Net income per share attributable to RCS Capital Corporation			$ 1.04
Issuance of common stock, shares						2,500,000